Segment Results - Corporate Divisions - Corporate & Other (Detail) - Corporate & Other [Member] - EUR (€) € in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Corporate & Other [Line Items]
Net revenues		€ (261)	€ 686	[1]	€ (175)	€ 187	[2]
Provision for credit losses		(4)	8	[1]	(3)	16	[2]
Noninterest expenses [Abstract]
Compensation and benefits		841	821	[1]	1,652	1,602	[2]
General and administrative expenses		(586)	(642)	[1]	(1,144)	(1,056)	[2]
Impairment of goodwill and other intangible assets		0	0	[1]	0	0	[2]
Restructuring activities		0	(1)	[1]	(1)	(1)	[2]
Total noninterest expenses		255	178	[1]	507	544	[2]
Noncontrolling interests		(51)	(49)	[1]	(89)	(104)	[2]
Profit (loss) before tax		(461)	549	[1]	(591)	(268)	[2]
Risk-weighted assets in divisions(RWA)	[3]	41,000	52,000		41,000	52,000
Leverage exposure in divisions	[3]	€ 34,000	€ 56,000		€ 34,000	€ 56,000

[1]	Prior year’s comparatives aligned to presentation in the current year
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	As of quarter-end